Directors and Staff Costs - Summary of Total Average Number of Employees (Details) - Employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number And Average Number Of Employees [Abstract]
Research and development and related support services	39	30	26
Administration	26	16	19
Total average number of employees	65	46	45